Capital and reserves - Movement in ordinary shares of PHCL (Details)		12 Months Ended
	May 18, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) shares	May 06, 2022 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares		$ 1
Balance at the beginning		$ 13,698
Shares issued upon conversion of exchange loan notes		0	$ 0	$ 0
Balance at the end		$ 18,308	$ 13,698
Number of votes per ordinary share | Vote			1
Number of shares issue in hold as result of pending statutory procedures | shares	1
Amount of reclassification to share premium due to restructuring			$ 17,126,369
Class A ordinary shares
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares		$ 0.0015
Class B ordinary shares
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares		$ 0.0015
PHCL
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares		50,000	50,000
Authorized share capital		$ 50,000	$ 50,000
Balance at the beginning		$ 1
Exchange for Prenetics Ordinary Shares as part of Reverse Recapitalization (Shares) | shares		0	(14,932,033)
Exchange for Prenetics Ordinary Shares as part of Reverse Recapitalization		$ 0	$ (1,493)
Balance at the end		$ 1	$ 1
Conversion ratio	2.03
Shares issued upon closing of the merger
Disclosure of classes of share capital [line items]
Increase in the number of shares outstanding during the period | shares	1
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares			$ 0.0001
Number of shares authorised (in shares) | shares		33,333,334	33,333,334
Authorized share capital		$ 50,000	$ 50,000
Ordinary shares | Class A ordinary shares
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares			$ 0.0001
Number of shares authorised (in shares) | shares		30,000,001	30,000,001
Authorized share capital		$ 45,000	$ 45,000
Balance at the beginning (in shares) | shares		8,484,616	0
Balance at the beginning		$ 12,727	$ 0
Shares issued upon conversion of exchange loan notes		$ 79	$ 79
Balance at the end (in shares) | shares		10,624,208	8,484,616	0
Balance at the end		$ 15,937	$ 12,727	$ 0
Ordinary shares | Class B ordinary shares
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares			$ 0.0001
Number of shares authorised (in shares) | shares		3,333,333	3,333,333
Authorized share capital		$ 5,000	$ 5,000
Balance at the beginning (in shares) | shares		647,591	0
Balance at the beginning		$ 971	$ 0
Balance at the end (in shares) | shares		1,580,972	647,591	0
Balance at the end		$ 2,371	$ 971	$ 0
Ordinary shares | PHCL
Disclosure of classes of share capital [line items]
Balance at the beginning (in shares) | shares		1	14,932,033
Balance at the beginning		$ 1	$ 1,493
Shares issued upon conversion of exchange loan notes (in shares) | shares		0	1
Shares issued upon conversion of exchange loan notes		$ 0	$ 1
Balance at the end (in shares) | shares		1	1	14,932,033
Balance at the end		$ 1	$ 1	$ 1,493
Ordinary shares | Redesignation of authorized share capital | PHCL
Disclosure of classes of share capital [line items]
Par value per share ($ per share) | $ / shares					$ 1
Number of shares authorised (in shares) | shares					50,000
Authorized share capital					$ 50,000